Note 2 - Summary of Significant Accounting Policies: k. Property and Equipment (Policies)	12 Months Ended
Sep. 30, 2016
Policies
k. Property and Equipment

k.     Property and Equipment – Property and equipment are stated at cost. Depreciation of property and equipment is calculated using the straight-line method over the estimated useful lives of the assets, which ranges from two to seven years.  Maintenance and repairs are charged to operations as incurred. Significant improvements are capitalized and depreciated over the useful life of the assets. Gains or losses on disposition or retirement of property and equipment are recognized in operating expenses.